CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 7.2%
Cable & Satellite - 2.5%
Charter Communications, Inc. - Class A (a)	1,288	$302,204
Liberty Broadband Corp. - Class A (a)	5,564	303,683
		605,887
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	718	223,843
Meta Platforms, Inc. - Class A	327	211,955
		435,798
Movies & Entertainment - 2.0%
Walt Disney Co.	2,177	230,849
Warner Bros Discovery, Inc. (a)	8,665	244,093
		474,942
Publishing - 0.9%
News Corp. - Class B	7,915	211,964
Total Communication Services		1,728,591

Consumer Discretionary - 16.6%
Apparel Retail - 1.0%
Urban Outfitters, Inc. (a)	3,460	229,052

Automobile Manufacturers - 0.9%
General Motors Co.	2,791	219,680

Automotive Retail - 1.8%
AutoNation, Inc. (a)	1,165	227,361
Lithia Motors, Inc.	745	208,287
		435,648
Broadline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	2,278	243,974

Casinos & Gaming - 1.1%
MGM Resorts International (a)	7,293	268,820

Education Services - 1.9%
Grand Canyon Education, Inc. (a)	1,404	223,334
Laureate Education, Inc. (a)	7,030	227,350
		450,684
Footwear - 1.2%
Deckers Outdoor Corp. (a)	2,445	286,725

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Homebuilding - 3.2%
NVR, Inc. (a)	32	$240,569
PulteGroup, Inc.	1,898	260,406
Taylor Morrison Home Corp. (a)	3,981	262,308
		763,283
Homefurnishing Retail - 0.7%
Wayfair, Inc. - Class A (a)	2,274	173,574

Hotels, Resorts & Cruise Lines - 1.8%
Carnival Corp.	7,809	246,374
Expedia Group, Inc.	882	190,239
		436,613
Leisure Products - 0.9%
Mattel, Inc. (a)	11,768	199,468

Other Specialty Retail - 1.1%
Ulta Beauty, Inc. (a)	381	260,905
Total Consumer Discretionary		3,968,426

Consumer Staples - 4.2%
Consumer Staples Merchandise Retail - 1.1%
Dollar Tree, Inc. (a)	2,054	259,790

Food Distributors - 2.1%
Performance Food Group Co. (a)	2,468	239,544
US Foods Holding Corp. (a)	2,877	277,947
		517,491
Food Retail - 1.0%
Maplebear, Inc. (a)	6,491	243,477
Total Consumer Staples		1,020,758

Financials - 9.3%
Asset Management & Custody Banks - 1.0%
Affiliated Managers Group, Inc.	776	237,596

Commercial & Residential Mortgage Finance - 1.7%
Federal Home Loan Mortgage Corp. (a)	32,860	211,618
Federal National Mortgage Association (a)	28,851	207,727
		419,345
Diversified Banks - 1.0%
First Citizens BancShares, Inc. - Class A	121	229,676

Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	508	256,515

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Property & Casualty Insurance - 2.7%
Lemonade, Inc. (a)	2,699	$139,646
Loews Corp.	2,328	256,127
Markel Group, Inc. (a)	121	250,769
		646,542
Regional Banks - 0.9%
Axos Financial, Inc. (a)	2,587	224,603

Transaction & Payment Processing Services - 0.9%
PayPal Holdings, Inc.	4,567	211,041
Total Financials		2,225,318

Health Care - 19.8%
Biotechnology - 7.4%
Exelixis, Inc. (a)	5,692	250,789
Ionis Pharmaceuticals, Inc. (a)	2,885	234,118
Natera, Inc. (a)	1,046	217,610
Regeneron Pharmaceuticals, Inc.	324	253,261
Revolution Medicines, Inc. (a)	2,443	249,235
Roivant Sciences Ltd. (a)	10,968	317,414
United Therapeutics Corp. (a)	516	260,012
		1,782,439
Health Care Distributors - 3.4%
Cencora, Inc.	680	253,056
Henry Schein, Inc. (a)	3,244	267,273
McKesson Corp.	292	288,312
		808,641
Health Care Equipment - 1.1%
Globus Medical, Inc. - Class A (a)	2,682	256,024

Health Care Facilities - 2.4%
PACS Group, Inc. (a)	7,178	262,069
Tenet Healthcare Corp. (a)	1,278	305,940
		568,009
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. (a)	1,131	201,872
Medpace Holdings, Inc. (a)	408	184,318
Thermo Fisher Scientific, Inc.	408	212,613
		598,803
Managed Health Care - 0.8%
Molina Healthcare, Inc. (a)	1,296	199,649

Pharmaceuticals - 2.2%
Eli Lilly & Co.	235	247,218

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Jazz Pharmaceuticals PLC (a)	1,475	$280,279
		527,497
Total Health Care		4,741,062

Industrials - 22.2%
Aerospace & Defense - 2.1%
Boeing Co. (a)	1,021	232,308
Textron, Inc.	2,755	271,781
		504,089
Air Freight & Logistics - 1.1%
GXO Logistics, Inc. (a)	4,213	264,703

Building Products - 2.0%
Builders FirstSource, Inc. (a)	2,099	218,905
Zurn Elkay Water Solutions Corp.	5,234	266,829
		485,734
Construction & Engineering - 5.4%
Comfort Systems USA, Inc.	205	293,021
EMCOR Group, Inc.	329	238,400
Primoris Services Corp.	1,591	239,795
Sterling Infrastructure, Inc. (a)	639	273,575
Valmont Industries, Inc.	542	249,282
		1,294,073
Construction Machinery & Heavy Transportation Equipment - 1.1%
Westinghouse Air Brake Technologies Corp.	1,040	274,508

Electrical Components & Equipment - 2.0%
AMETEK, Inc.	1,072	256,444
EnerSys	1,305	216,825
		473,269
Heavy Electrical Equipment - 1.3%
GE Vernova, Inc.	343	299,645

Industrial Machinery & Supplies & Components - 2.3%
Gates Industrial Corp. PLC (a)	10,407	286,921
ITT, Inc.	1,312	265,562
		552,483
Marine Transportation - 1.1%
Kirby Corp. (a)	1,987	257,913

Passenger Airlines - 1.0%
Alaska Air Group, Inc. (a)	4,559	235,244

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 1.8%
Amentum Holdings, Inc. (a)	6,588	$196,784
FTI Consulting, Inc. (a)	1,401	230,352
		427,136
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	836	242,022
Total Industrials		5,310,819

Information Technology - 14.6%
Application Software - 2.6%
Adobe, Inc. (a)	834	218,850
Docusign, Inc. (a)	4,580	206,421
Zoom Communications, Inc. (a)	2,649	195,867
		621,138
Communications Equipment - 2.0%
F5, Inc. (a)	863	234,184
Viasat, Inc. (a)	5,216	238,788
		472,972
Electronic Equipment & Instruments - 1.1%
Teledyne Technologies, Inc. (a)	388	264,267

Electronic Manufacturing Services - 3.1%
Flex Ltd. (a)	3,672	231,409
Jabil, Inc.	997	264,195
Sanmina Corp. (a)	1,561	242,361
		737,965
Internet Services & Infrastructure - 1.0%
Twilio, Inc. - Class A (a)	1,969	238,170

IT Consulting & Other Services - 1.4%
EPAM Systems, Inc. (a)	1,177	165,957
Gartner, Inc. (a)	1,149	180,623
		346,580
Semiconductor Materials & Equipment - 1.0%
Amkor Technology, Inc.	4,834	231,162

Semiconductors - 1.7%
Advanced Micro Devices, Inc. (a)	976	195,405
First Solar, Inc. (a)	1,086	214,159
		409,564
Systems Software - 0.7%
JFrog Ltd. (a)	4,300	172,645
Total Information Technology		3,494,463

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Materials - 2.0%
Aluminum - 1.0%
Alcoa Corp.	3,976	$246,830

Diversified Metals & Mining - 1.0%
MP Materials Corp. (a)	3,981	234,361
Total Materials		481,191

Real Estate - 2.7%
Real Estate Services - 2.7%
CBRE Group, Inc. - Class A (a)	1,416	209,087
Jones Lang LaSalle, Inc. (a)	679	214,258
Opendoor Technologies, Inc. (a)	43,197	234,128
Total Real Estate		657,473

Utilities - 1.1%
Electric Utilities - 1.1%
Constellation Energy Corp.	844	278,419
TOTAL COMMON STOCKS (Cost $22,514,480)		23,906,520

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.60% (b)	60,034	60,034
TOTAL MONEY MARKET FUNDS (Cost $60,034)		60,034

TOTAL INVESTMENTS - 100.0% (Cost $22,574,514)		$23,966,554
Liabilities in Excess of Other Assets - (0.0)% (c)		(6,376)
TOTAL NET ASSETS - 100.0%		$23,960,178

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA TAX AWARE ETF

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Cambria Tax Aware ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$23,906,520	$—	$—	$23,906,520
Money Market Funds	60,034	—	—	60,034
Total Investments	$23,966,554	$—	$—	$23,966,554

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.